Operational Ratios (Tables)	12 Months Ended
Dec. 31, 2022
Operational Ratios
Schedule of financial Conglomerate
BASEL INDEX %	Dec-22	Dec-21	Dec-20
Tier I Regulatory Capital	75,943.7	76,969.9	77,571.5
Principal Capital	69,229.0	69,919.9	71,006.3
Supplementary Capital	6,714.7	7,050.1	6,565.2
Tier II Regulatory Capital	13,109.8	12,591.3	6,554.5
Regulatory Capital (Tier I and II)	89,053.5	89,561.3	84,126.0
Credit Risk	559,230.6	527,119.3	478,303.5
Market Risk	19,332.1	15,122.2	15,846.3
Operational Risk	60,073.2	58,499.8	57,419.4
Total RWA	638,635.9	600,741.3	551,569.2
Basel I Ratio	11.89	12.81	14.06
Basel Principal Capital	10.84	11.64	12.87
Basel Regulatory Capital	13.94	14.91	15.25

(1)	Exposures to credit risk subject to the calculation of the capital requirement through a standardized approach (RWACPAD) are based on the procedures established by Bacen Circular 3,644, of March 4, 2013 and its subsequent additions through the wording of Bacen Circular 3,174 of August 20, 2014 and Bacen Circular 3,770 of October 29, 2015.
(2)	Includes the portions for market risk exposures subject to variations in foreign currency coupon rates (RWAjur2), price indices (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified in the trading portfolio (RWAacs) and portions for exposure to gold, foreign currency and transactions subject to exchange variation (RWAcam).
(3)	Risk Weighted Assets or risk weighted asset.